Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intagible assets, net
	December 31, 2020	December 31, 2019
Land use rights	$7,518,267	$7,042,551
Software	28,796	26,974
Total	7,547,063	7,069,525
Less: accumulated amortization	(1,142,004)	(924,346)
Intangible assets, net	$6,405,059	$6,145,179

Schedule of estimated future amortization expense
Twelve months ending December 31,	Amortization expense
2021	$155,202
2022	155,202
2023	155,202
2024	155,202
2025	155,202
2026 and Thereafter	5,629,050
$6,405,059